Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
EAD	kr 320,242	kr 305,659
Risk exposure amount	85,307	83,831
Minimum capital requirements	6,825	6,707
Risk exposure amount adjustment according to Basel I floor		4,503
Minimum capital requirement adjustment according to Basel I floor		360
Total risk exposure amount including Basel I floor		88,334
Total minimum capital requirement including Basel I floor		7,067
Credit valuation adjustment risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	2,056	1,989
Minimum capital requirements	164	159
Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	1,006	1,326
Minimum capital requirements	81	106
Commodities risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	11	13
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	3,284	3,284
Minimum capital requirements	263	263
Standardized approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	1,539	1,316
Risk exposure amount	1,539	1,316
Minimum capital requirements	123	105
Standardized approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	1,539	1,316
Risk exposure amount	1,539	1,316
Minimum capital requirements	123	105
IRB approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	318,703	304,343
Risk exposure amount	77,411	75,903
Minimum capital requirements	6,193	6,073
IRB approach | Credit risk | Central governments
Disclosure of credit risk exposure [line items]
EAD	173,572	161,429
Risk exposure amount	9,881	9,331
Minimum capital requirements	791	747
IRB approach | Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	31,135	38,163
Risk exposure amount	9,463	12,688
Minimum capital requirements	757	1,015
IRB approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	113,882	104,630
Risk exposure amount	57,953	53,763
Minimum capital requirements	4,636	4,301
IRB approach | Credit risk | Assets without counterparty
Disclosure of credit risk exposure [line items]
EAD	114	121
Risk exposure amount	114	121
Minimum capital requirements	9	10
IRB approach | Credit risk | Specialized lending
Disclosure of credit risk exposure [line items]
EAD	3,715	2,478
Risk exposure amount	2,438	1,643
Minimum capital requirements	195	131
IRB approach | Counterparty risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	4,396	4,131
Risk exposure amount	1,622	1,574
Minimum capital requirements	kr 130	kr 126